Segment Reporting - Schedule of CODM and Reconciliation to Net Income as Reported in the Consolidated Statement of Comprehensive Income (Details) - Other Operating Segment [Member] - USD ($)		6 Months Ended
		Jan. 31, 2026	Jan. 31, 2025
Segment Reporting Information [Line Items]
Consolidated in-game purchases		$ 48,603,849	$ 49,125,267
Less: Revenue share with game developers and IP holders		8,186,251	9,453,531
Transaction fee		2,245,367	2,486,795
Advertisement expense		18,760,029	24,651,703
Server cost directly related to hosting the games		1,400,430	894,239
Segment profits		18,011,772	11,638,999
Other operating expenses:
Payroll and related cost		7,698,199	4,025,616
Share-based compensation cost		1,913,692
Lease expense		1,451,104	1,101,375
Depreciation and amortization expense (including prepaid royalties amortization)		867,889	1,339,080
Impairment expense		892,534	1,392,610
Recoup of advances made to game developers		1,549,346	1,362,612
Other cost of sales	[1]	2,325,095	805,784
Other selling and marketing expenses	[2]	1,441,766	766,401
Other general and administrative expenses	[3]	1,621,277	1,387,283
Total other operating expenses		19,760,902	12,180,761
Income (loss) from operation		(1,749,130)	(541,762)
Interest income, net		333,453	282,507
Foreign Currency Transaction gain (loss)		260,296	221,056
Other income		499,078	292,677
Income before income tax		$ (656,303)	$ 254,478

[1]	Other cost of sales mainly includes server and infrastructure cost that are not directly related to the host of a specific game and certain outsourcing cost.
[2]	Other selling and marketing expenses mainly includes cost associated with meeting, travel and promotions.
[3]	Other general and administrative expenses mainly includes cost associated with professional services, office supplies, recruiting and education.